Accounts Receivables - Concessions (Details 3) - Generation Concession Agreements [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 68,642	R$ 102,220
Remeasurement		1,934
Fair value adjustment	3,193	(35,512)
Ending balance	R$ 71,835	R$ 68,642